Supplement to the
Fidelity Asset Manager® 70%
November 29, 2007
Prospectus

Fidelity Asset Manager 70% is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Asset Manager 70%
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

	18.08%	13.97%	-3.55%	-7.22%	-14.05%	21.93%	6.05%	3.77%	10.33%	7.20%


During the periods shown in the chart for Asset Manager 70%:

Returns

Quarter ended

Highest Quarter Return	16.07%	December 31, 1998
Lowest Quarter Return	-11.83%	June 30, 2002
Year-to-Date Return	-9.06%	June 30, 2008

AMG-08-02 September 23, 2008
1.471579.115

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2007

Past 1 year

Past 5 years

Past 10 years

Asset Manager 70%
Return Before Taxes	7.20%	9.68%	5.09%
Return After Taxes on Distributions	6.45%	9.08%	3.60%
Return After Taxes on Distributions and Sale of Fund Shares	4.85%	8.15%	3.67%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
Fidelity Asset Manager 70% Composite Index (reflects no deduction for fees, expenses, or taxes)	6.62%	10.36%	6.14%

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 24.

Derek Young is manager of Asset Manager 70%, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

Supplement to the
Fidelity® Asset ManagerSM Funds
November 29, 2007
Prospectus

Fidelity Asset Manager® 70% is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 6.

Asset Manager 70%
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

	18.08%	13.97%	-3.55%	-7.22%	-14.05%	21.93%	6.05%	3.77%	10.33%	7.20%


During the periods shown in the chart for Asset Manager 70%:

Returns

Quarter ended

Highest Quarter Return	16.07%	December 31, 1998
Lowest Quarter Return	-11.83%	June 30, 2002
Year-to-Date Return	-9.06%	June 30, 2008

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 7.

For the periods ended December 31, 2007

Past 1 year

Past 5 years

Past 10 years

Asset Manager 70%
 Return Before Taxes	7.20%	9.68%	5.09%
 Return After Taxes on Distributions	6.45%	9.08%	3.60%
 Return After Taxes on Distributions and Sale of Fund Shares	4.85%	8.15%	3.67%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
Fidelity Asset Manager 70% Composite Index (reflects no deduction for fees, expenses, or taxes)	6.62%	10.36%	6.14%

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 22.

Derek Young is manager of Fidelity Asset Manager Funds, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

FFM-08-02 September 23, 2008
1.471528.120

Supplement to the

Fidelity Asset Manager® 20%

Fidelity Asset Manager® 50%

Fidelity Asset Manager® 70%

Fidelity Asset Manager® 85%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2007

Fidelity Asset Manager 70% is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of the funds and all references to Mr. Habermann in the "Management Contracts" section beginning on page 31 are no longer applicable.

FFMB-08-02 September 23, 2008
1.473233.119